S000028709 [Member] Investment Objectives and Goals - iShares MSCI USA Equal Weighted ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI USA EQUAL WEIGHTED ETF Ticker: EUSAStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities.